Property and Equipment, Net - Software intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, Net
Accumulated amortization	$ 3,900	$ 700
Amortization expense	3,300	$ 500
Software
Estimated Amortization Expense or Future Years
2023	4,812
2024	4,377
2025	$ 1,600